Schedule of Assets (Held at End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	94-2579843
EBP, Plan Number	001
EBP, Plan Name	EMPLOYEE STOCK OWNERSHIP AND 401(k) PLAN
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Total Investments	$ 141,660,140	$ 129,497,421
Notes Receivable from Participants	2,724,661
Total	$ 144,384,801
Investment, Identifier [Axis]: Fidelity Institutional Asset Management FIAM CORE PLUS COM POOL CL I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Institutional Asset Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	FIAM CORE PLUS COM POOL CL I [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 4,676,794
Investment, Identifier [Axis]: Galliard Capital Management GALLIARD STABLE RETURN FUND E
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard Capital Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	GALLIARD STABLE RETURN FUND E [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 3,302,226
Investment, Identifier [Axis]: Great Gray Trust Company, LLC GREAT GRAY TR EUROPACGRTH CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Great Gray Trust Company LLC [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	GREAT GRAY TR EUROPACGRTH CT [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,497,586
Investment, Identifier [Axis]: Harbor Funds HARBOR CAPITAL APPREC CIT CL R
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Harbor Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	HARBOR CAPITAL APPREC CIT CL R [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 9,205,584
Investment, Identifier [Axis]: Hartford Funds HARTFORD INTL OPPOR HLS IA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Hartford Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	HARTFORD INTL OPPOR HLS IA [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,753,682
Investment, Identifier [Axis]: MFS Series Trust Fund MFS LRG CAP VALUE FD CIT CL CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Series Trust Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	MFS LRG CAP VALUE FD CIT CL CT [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 6,583,040
Investment, Identifier [Axis]: MFS Series Trust Fund MFS MID CAP GROWTH FUND CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Series Trust Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	MFS MID CAP GROWTH FUND CT [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,120,124
Investment, Identifier [Axis]: MFS Series Trust Fund MFS MID CAP VALUE FUND CL CT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Series Trust Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	MFS MID CAP VALUE FUND CL CT [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,289,878
Investment, Identifier [Axis]: McGrath RentCorp Common Stock Common 231,507 shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	McGrath RentCorp Common Stock [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
Number of shares	231,507
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 24,299,502
Investment, Identifier [Axis]: Metropolitan Life Insurance Company GG CIT III Metlife GAC 25554 J
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Metropolitan Life Insurance Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	GG CIT III Metlife GAC 25554 J [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 3,034,648
Investment, Identifier [Axis]: Money Market Fund SS INST US GOV MM ADMIN
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	SS INST US GOV MM ADMIN [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 314,896
Investment, Identifier [Axis]: Northern Trust NT CIT ACWI EX US IMI DC NL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Northern Trust [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	NT CIT ACWI EX US IMI DC NL [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,527,826
Investment, Identifier [Axis]: Northern Trust NT CIT AGGREGATE BD IDX NL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Northern Trust [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	NT CIT AGGREGATE BD IDX NL [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,218,863
Investment, Identifier [Axis]: Northern Trust NT CIT EXTND MKT IDX DC NL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Northern Trust [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	NT CIT EXTND MKT IDX DC NL [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 5,225,428
Investment, Identifier [Axis]: Northern Trust NT CIT S&P 500 INDEX DC NL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Northern Trust [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	NT CIT S And P 500 INDEX DC NL [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 13,334,047
Investment, Identifier [Axis]: Principal Funds PRINCIPAL SMALLCAP GROWTH R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	PRINCIPAL SMALLCAP GROWTH R6 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,150,997
Investment, Identifier [Axis]: Self Directed Brokerage Accounts Various investments including common stocks, mutual funds, money market funds and unit investment trusts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Various Investments Including Common Stocks Mutual Funds Money Market Funds And Unit Investment Trusts [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 10,530,126
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2005 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2005 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 145,043
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2010 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2010 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 137,993
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2015 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2015 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 380,787
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2020 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2020 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,435,927
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2025 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2025 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 7,456,475
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2030 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2030 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 8,992,805
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2035 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2035 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 11,441,008
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2040 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2040 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 9,592,559
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2045 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2045 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 2,886,655
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2050 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2050 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,672,560
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2055 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2055 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 993,153
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2060 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2060 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 398,344
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT 2065 TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT 2065 TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 235,827
Investment, Identifier [Axis]: T Rowe Price TROWEPRICE RETRMNT BAL TRST K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	TROWEPRICE RETRMNT BAL TRST K [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 606,190
Investment, Identifier [Axis]: Victory Capital VICTORY SYC SMALL CO OPP R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Victory Capital [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	VICTORY SYC SMALL CO OPP R6 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current Value	$ 1,219,567
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.00%
Term	15 years